Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities
Accounts payable	$ 5.1	$ 5.5
Accrued liabilities	23.6	25.4
Accounts payable and accrued liabilities	$ 28.7	$ 30.9